Other Non-Operating Income/Expense, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ (51)	€ (31)	€ (12)
Miscellaneous income/expense, net	(23)	(25)	(24)
Other non-operating income/expense, net	(74)	(56)	(36)
Thereof from financial assets at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	358	444	615
Thereof from financial assets at amortized cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	194	148
Thereof from loans and receivables
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss			96
Thereof from financial liabilities at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	(396)	(415)	(435)
Thereof from financial liabilities at amortised cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ (176)	€ (202)	€ (317)